Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0000717605
Registrant Name	Hexcel Corporation
Registration File Number	333-278173
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A